Schedule of Investments (unaudited)
July 31, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 89.7%
Communication Services — 5.8%
Interactive Media & Services — 3.9%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	2,200,000	$2,051,434 (a)(b)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	4,000,000	3,920,513 (a)(b)
Total Interactive Media & Services				5,971,947
Media — 1.9%
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000	687,547 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,042,321 (a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000	101,587 (b)
Univision Communications Inc., Senior Secured Notes	8.500%	7/31/31	1,000,000	1,016,495 (a)(b)
Total Media				2,847,950

Total Communication Services				8,819,897
Consumer Discretionary — 9.0%
Automobiles — 1.0%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	1,500,000	1,431,829 (a)
Hotels, Restaurants & Leisure — 5.7%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000	1,655,370 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,000,000	968,825 (a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000	715,964 (a)(b)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% to 12/15/25 then 8.000%)	7.000%	12/30/27	3,000,000	2,880,000 (c)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	1,000,000	1,003,343 (a)(b)
Resorts World Las Vegas LLC/RWLV Capital Inc., Senior Notes	4.625%	4/16/29	1,500,000	1,335,393 (a)(b)
Total Hotels, Restaurants & Leisure				8,558,895
Specialty Retail — 2.0%
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,117,162 (a)(b)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	1,000,000	979,887 (a)(b)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	1,000,000	982,439 (a)(b)
Total Specialty Retail				3,079,488
Textiles, Apparel & Luxury Goods — 0.3%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	2,200,000	506,000 (a)

Total Consumer Discretionary				13,576,212
Consumer Staples — 2.9%
Food Products — 2.9%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	2,630,000	2,355,608 (a)(b)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,115,000	2,004,180 (a)(b)

Total Consumer Staples				4,359,788
Energy — 24.1%
Energy Equipment & Services — 0.7%
Constellation Oil Services Holding SA, Senior Secured Notes	9.375%	11/7/29	1,000,000	1,025,370 (a)(b)
Oil, Gas & Consumable Fuels — 23.4%
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	1,000,000	992,952 (b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,500,000	2,409,469 (c)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	2,000,000	2,021,442 (b)
Geopark Ltd., Senior Notes	8.750%	1/31/30	1,980,000	1,713,324 (a)(b)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	4,000,000	$3,984,000 (c)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	2,517,986	894,540 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.875%	9/15/30	1,960,000	1,789,522 (a)(b)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,900,000	1,957,438 (a)(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	5,290,000	5,161,109 (b)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	2,722,000	2,697,873 (a)(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,333,515 (a)(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	3,936,875 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,500,000	1,501,732 (a)(b)(d)(e)
Yinson Bergenia Production BV, Senior Secured Notes	8.498%	1/31/45	2,535,000	2,617,875 (a)(b)
YPF SA, Senior Notes	8.250%	1/17/34	2,340,000	2,366,886 (a)
Total Oil, Gas & Consumable Fuels				35,378,552

Total Energy				36,403,922
Financials — 26.8%
Banks — 12.0%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	5,305,000	6,322,094 (b)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	2,720,000	2,694,823 (b)(d)(e)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	5,000,000	5,342,301 (a)(b)
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	2,740,000	2,860,395 (a)(b)(e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	980,124 (b)(e)
Total Banks				18,199,737
Capital Markets — 5.4%
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	1,920,000	1,941,967 (a)(b)(d)(e)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,500,000	3,845,518 (b)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	2,000,000	1,992,245 (a)(b)
XP Inc., Senior Notes	6.750%	7/2/29	370,000	377,695 (a)(b)
Total Capital Markets				8,157,425
Consumer Finance — 4.3%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	3,150,000	3,067,638 (b)(d)(e)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	3,421,798 (a)(b)
Total Consumer Finance				6,489,436
Financial Services — 5.1%
Azorra Finance Ltd., Senior Notes	7.750%	4/15/30	2,000,000	2,084,906 (a)(b)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	2,470,000	2,482,753 (a)(b)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	2,500,000	2,503,545 (a)(b)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	660,000	627,825 (a)(f)
Total Financial Services				7,699,029

Total Financials				40,545,627
Health Care — 1.5%
Health Care Providers & Services — 1.5%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	2,290,000	2,277,737 (a)(b)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 8.1%
Aerospace & Defense — 1.7%
Boeing Co., Senior Notes	5.805%	5/1/50	2,620,000	$2,531,180 (b)
Commercial Services & Supplies — 1.7%
Deluxe Corp., Senior Secured Notes	8.125%	9/15/29	2,500,000	2,576,840 (a)(b)
Construction & Engineering — 1.4%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	300,000	293,567 (a)(b)
Brand Industrial Services Inc., Senior Secured Notes	10.375%	8/1/30	2,000,000	1,817,806 (a)(b)
Total Construction & Engineering				2,111,373
Industrial Conglomerates — 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes	9.750%	1/15/29	2,230,000	2,255,087 (b)
Professional Services — 1.8%
Concentrix Corp., Senior Notes	6.850%	8/2/33	2,700,000	2,820,105 (b)

Total Industrials				12,294,585
Information Technology — 5.0%
Communications Equipment — 1.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,000,000	1,011,061 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,294,956 (a)(b)
Total Communications Equipment				2,306,017
IT Services — 1.3%
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	585,000	594,755 (a)
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	1,256,000	1,298,352 (a)(b)
Total IT Services				1,893,107
Software — 2.2%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	2,000,000	1,650,854 (a)(b)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	2,000,000	1,698,991 (a)(b)
Total Software				3,349,845

Total Information Technology				7,548,969
Materials — 6.0%
Chemicals — 2.4%
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	1,470,000	1,161,327 (a)(b)
Chemours Co., Senior Notes	5.750%	11/15/28	2,000,000	1,838,402 (a)(b)
CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes	6.125%	6/15/28	547,000	543,443 (a)(b)
Total Chemicals				3,543,172
Metals & Mining — 3.6%
CSN Resources SA, Senior Notes	8.875%	12/5/30	2,000,000	1,984,494 (a)(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,376,000	1,379,309 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,000,000	2,085,008 (a)
Total Metals & Mining				5,448,811

Total Materials				8,991,983
Real Estate — 0.5%
Hotel & Resort REITs — 0.5%
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000	821,112 (a)(b)

Total Corporate Bonds & Notes (Cost — $137,769,884)				135,639,832
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 28.1%
Argentina — 3.1%

Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	5,928,000	$4,599,476
Brazil — 9.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000 BRL	10,887,907
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	20,350,000 BRL	2,917,711
Total Brazil				13,805,618
Colombia — 1.5%

Colombia Government International Bond, Senior Notes	8.000%	4/20/33	2,200,000	2,322,100
El Salvador — 0.9%

El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	1,640,000	1,345,620 (a)
Mexico — 11.8%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000 MXN	7,458,652
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000 MXN	6,317,729
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000 MXN	4,103,125
Total Mexico				17,879,506
Panama — 1.7%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	2,335,000	1,367,306
Panama Government International Bond, Senior Notes	4.500%	1/19/63	1,785,000	1,178,100
Total Panama				2,545,406

Total Sovereign Bonds (Cost — $46,890,172)				42,497,726
Collateralized Mortgage Obligations(g) — 20.2%
Banc of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 XA, IO	0.994%	2/15/50	37,038,700	369,235 (e)
BANK, 2017-BNK4 XA, IO	1.327%	5/15/50	3,696,871	64,954 (e)
BWAY Mortgage Trust, 2013-1515 A2	3.454%	3/10/33	2,633,630	2,510,078 (a)
BX Trust, 2024-VLT4 B (1 mo. Term SOFR + 1.941%)	6.283%	7/15/29	4,480,000	4,491,596 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN10 M2 (30 Day Average SOFR + 2.850%)	7.169%	2/25/45	1,210,000	1,201,028 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IB, IO	4.500%	10/25/48	13,488,198	3,110,997
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	9.600%	5/25/42	2,360,000	2,522,937 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.900%	8/25/42	500,000	524,474 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA1 M1A (30 Day Average SOFR + 2.000%)	6.350%	5/25/43	804,204	812,693 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	6.914%	3/25/49	559,669	568,332 (a)(e)
Government National Mortgage Association (GNMA), 2020-86 GI, IO	4.000%	6/20/50	13,497,232	2,943,822
Government National Mortgage Association (GNMA), 2021-201 BI, IO	3.000%	11/20/51	26,676,579	4,427,533
Government National Mortgage Association (GNMA), 2022-63 IO, IO, PAC	4.000%	4/20/52	12,663,183	2,044,933
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C23 B	4.149%	7/15/50	62,870	62,415 (e)
Wells Fargo Commercial Mortgage Trust, 2015-C31 B	4.482%	11/15/48	2,080,000	2,066,104 (e)
Wells Fargo Commercial Mortgage Trust, 2021-C61 D	2.500%	11/15/54	2,500,000	1,838,193 (a)
Western Alliance Bank, 2022-CL4 M1 (30 Day Average SOFR + 2.250%)	6.600%	10/25/52	986,521	1,017,764 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $30,889,818)				30,577,088
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage-Backed Securities — 15.5%
GNMA — 15.5%
Government National Mortgage Association (GNMA) II (Cost — $23,314,562)	6.000%	10/20/53- 4/20/55	23,031,631	$23,396,518 (b)

Senior Loans — 2.9%
Communication Services — 2.0%
Wireless Telecommunication Services — 2.0%
Gogo Intermediate Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.864%)	8.221%	4/30/28	3,000,000	2,983,740 (e)(h)(i)

Industrials — 0.3%
Commercial Services & Supplies — 0.3%
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	9.606%	4/4/29	513,887	516,199 (e)(h)(i)

Information Technology — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
Sandisk Corp., Term Loan B	—	2/23/32	950,000	948,813 (j)(k)

Total Senior Loans (Cost — $4,331,638)				4,448,752
Convertible Bonds & Notes — 2.1%
Communication Services — 2.1%
Media — 2.1%
Cable One Inc., Senior Notes	1.125%	3/15/28	2,000,000	1,547,000
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,256,367	1,593,701 (l)

Total Convertible Bonds & Notes (Cost — $3,041,448)				3,140,701
Total Investments before Short-Term Investments (Cost — $246,237,522)				239,700,617
			Shares
Short-Term Investments — 6.9%
Money Market Funds — 3.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $5,253,338)	4.219%		5,253,338	5,253,338 (m)(n)
		Maturity Date	Face Amount†
Sovereign Bonds — 3.4%
Egypt Treasury Bills	29.239%	10/7/25	136,825,000 EGP	2,685,619 (o)
Egypt Treasury Bills	29.755%	1/6/26	137,900,000 EGP	2,534,643 (o)

Total Sovereign Bonds (Cost — $5,123,782)				5,220,262

Total Short-Term Investments (Cost — $10,377,120)				10,473,600
Total Investments — 165.4% (Cost — $256,614,642)				250,174,217
Liabilities in Excess of Other Assets — (65.4)%				(98,935,389)
Total Net Assets Applicable to Common Shareholders — 100.0%				$151,238,828

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	All or a portion of this loan has not settled as of July 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $5,253,338 and the cost was $5,253,338 (Note 2).

(o)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
EGP	—	Egyptian Pound
IO	—	Interest Only
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At July 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	243	9/25	$26,214,539	$26,285,767	$71,228
U.S. Treasury 10-Year Notes	232	9/25	25,587,897	25,766,500	178,603
United Kingdom Long Gilt Bonds	65	9/25	7,827,844	7,911,222	83,378
Net unrealized appreciation on open futures contracts					$333,209
At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,090,000	USD	8,115,179	JPMorgan Chase & Co.	8/5/25	$(21,407)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,102,561	EUR	7,090,000	UBS Securities LLC	8/5/25	$8,790
USD	13,153,996	ZAR	234,000,000	HSBC Securities Inc.	8/7/25	314,525
ZAR	234,000,000	USD	12,749,890	HSBC Securities Inc.	8/7/25	89,581
KRW	10,350,000,000	USD	7,624,927	Citibank N.A.	8/14/25	(156,104)
JPY	1,859,000,000	USD	12,599,887	JPMorgan Chase & Co.	9/26/25	(191,382)
USD	8,234,696	BRL	46,960,000	HSBC Securities Inc.	10/16/25	9,052
USD	18,035,554	MXN	338,200,000	Citibank N.A.	10/29/25	283,671
USD	12,551,383	EUR	10,810,000	JPMorgan Chase & Co.	11/5/25	136,112
EUR	7,090,000	USD	8,151,735	UBS Securities LLC	11/5/25	(8,879)
Net unrealized appreciation on open forward foreign currency contracts						$463,959

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$135,639,832	—	$135,639,832
Sovereign Bonds	—	42,497,726	—	42,497,726
Collateralized Mortgage Obligations	—	30,577,088	—	30,577,088
Mortgage-Backed Securities	—	23,396,518	—	23,396,518
Senior Loans:
Information Technology	—	—	$948,813	948,813
Other Senior Loans	—	3,499,939	—	3,499,939
Convertible Bonds & Notes	—	3,140,701	—	3,140,701
Total Long-Term Investments	—	238,751,804	948,813	239,700,617
Short-Term Investments†:
Money Market Funds	$5,253,338	—	—	5,253,338
Sovereign Bonds	—	5,220,262	—	5,220,262
Total Short-Term Investments	5,253,338	5,220,262	—	10,473,600
Total Investments	$5,253,338	$243,972,066	$948,813	$250,174,217
Other Financial Instruments:
Futures Contracts††	$333,209	—	—	$333,209
Forward Foreign Currency Contracts††	—	$841,731	—	841,731
Total Other Financial Instruments	$333,209	$841,731	—	$1,174,940
Total	$5,586,547	$244,813,797	$948,813	$251,349,157
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$377,772	—	$377,772

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$127,634,890	127,634,890	$122,381,552	122,381,552

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$152,952	—	$5,253,338

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report